Operating Segments - Summary of Reportable Segments (Detail) (Parenthetical) $ in Thousands	12 Months Ended
Mar. 31, 2019 USD ($)
Disclosure of operating segments [Line Items]
Loyalty program costs excluded from service cost	$ 2,467
All Other Segments [Member]
Disclosure of operating segments [Line Items]
Loyalty program costs excluded from service cost	$ 2,467